Income Taxes - Schedule of US Federal Tax Statutory Rate Reconciles to Effective Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Investments, Owned, Federal Income Tax Note [Line Items]
Statutory rate of Canadian	26.50%	35.00%	35.00%
Canada [Member]
Investments, Owned, Federal Income Tax Note [Line Items]
Statutory rate of Canadian	26.50%